Fair Value Measurements Disclosure: Schedule of Fair Value, Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities
December 31, 2019	Level I	Level II	Level III	Total

Derivative liability	$-	$396,220	$-	$396,220
Total liabilities	$-	$396,220	$-	$396,220

December 31, 2018	Level I	Level II	Level III	Total

Derivative liability	$-	$-	$-	$-
Total Liabilities	$-	$-	$-	$-